GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 86.6%
Dynamic(a) – 3.5%
1,338,836	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 17,056,777

Equity – 14.8%
2,708,016	Goldman Sachs International Equity Insights Fund - Class R6(a)	28,325,849
2,072,820	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6(a)	14,717,017
831,240	Goldman Sachs Global Infrastructure Fund - Class R6(a)	9,359,766
642,344	Goldman Sachs International Small Cap Insights Fund - Class R6(a)	6,205,044
265,046	Goldman Sachs Large Cap Value Insights Fund - Class R6(a)	5,141,890
536,264	Goldman Sachs Global Real Estate Securities Fund - Class R6(a)	4,574,333
71,776	Goldman Sachs Small Cap Equity Insights Fund - Class R6(a)	1,485,045
38,584	Goldman Sachs Large Cap Growth Insights Fund - Class R6(a)	974,629
7,372	Health Care Select Sector SPDR Fund	892,823
51,454	Goldman Sachs MLP & Energy Fund - Class R6(a)	517,113
6,082	Energy Select Sector SPDR Fund	438,026

		72,631,535

Exchange Traded Funds(a) – 27.9%
938,094	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	66,623,436
1,105,179	Goldman Sachs Access Investment Grade Corporate Bond ETF	47,765,836
444,738	Goldman Sachs ActiveBeta International Equity ETF	11,007,266
109,928	Goldman Sachs MarketBeta International Equity ETF	4,412,510
167,262	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4,320,361
58,442	Goldman Sachs MarketBeta Emerging Markets Equity ETF	2,133,133

		136,262,542

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 40.4%
13,688,745	Goldman Sachs Global Income Fund - Class R6	$147,838,443
2,585,930	Goldman Sachs Short Duration Bond Fund - Class R6	23,919,854
1,811,798	Goldman Sachs Core Fixed Income Fund - Class R6	16,251,828
1,195,837	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	5,106,223
504,893	Goldman Sachs High Yield Floating Rate Fund - Class R6	4,367,324

		197,483,672

TOTAL UNDERLYING FUNDS – 86.6% (Cost $474,834,040)		$423,434,526

Shares	Dividend Rate	Value

Investment Company(a) – 11.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
55,601,017	2.911%	$ 55,601,017
(Cost $55,601,017)

TOTAL INVESTMENTS – 98.0% (Cost $530,435,057)		$479,035,543

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		9,624,484

NET ASSETS – 100.0%		$488,660,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,841,908	AUD	4,220,000	12/21/22	$138,497
	USD	4,213,742	CHF	4,100,000	12/21/22	22,145
	USD	971,741	DKK	7,210,000	12/21/22	14,913
	USD	12,903,815	EUR	12,880,000	12/21/22	196,520
	USD	5,617,397	GBP	4,890,000	12/21/22	150,376
	USD	1,174,074	HKD	9,200,000	12/21/22	399
	USD	187,697	ILS	640,000	12/21/22	6,890
	USD	8,045,350	JPY	1,151,000,000	12/21/22	15,586
	USD	264,285	NOK	2,650,000	12/21/22	20,402
	USD	78,392	NZD	130,000	12/21/22	5,602
	USD	1,450,724	SEK	15,525,000	12/21/22	44,094
	USD	455,030	SGD	640,000	12/21/22	8,908

TOTAL						$624,332

FUTURES CONTRACTS — At September 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	13	12/30/22	$2,670,078	$(44,485)
Euro Stoxx 50 Index	116	12/16/22	443,375	(37,614)
S&P 500 E-Mini Index	185	12/16/22	33,313,875	(4,238,723)

TOTAL FUTURES CONTRACTS				$(4,320,822)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
6M IRS	MS & Co. Int. PLC	2.430%	01/26/2023	500,000	$500,000	$4,903	$4,275	$628
Written option contracts
Calls
6M IRS	MS & Co. Int. PLC	1.930	01/26/2023	(500,000)	(500,000)	(1,057)	—	(1,057)
Puts
6M IRS	MS & Co. Int. PLC	2.830	01/26/2023	(500,000)	(500,000)	(35,337)	—	(35,337)

Total written option contracts				(1,000,000)	$(1,000,000)	$(36,394)	$—	$(36,394)

TOTAL				(500,000)	$(500,000)	$(31,491)	$4,275	$(35,766)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SPX Index	MS & Co. Int. PLC	$3,623.550	12/30/2022	210	$76,094,550	$42,080	$42,080	$—
Written option contracts
Puts
SPX Index	Citibank NA	3,877.570	12/30/2022	(415)	(160,919,155)	(141,228)	(74,451)	(66,777)
SPX Index	Citibank NA	4,119.400	12/30/2022	(207)	(85,271,580)	(110,076)	(48,130)	(61,947)
XLV Index	Citibank NA	127.250	12/30/2022	(7,213)	(91,785,425)	(61,883)	(59,147)	(2,737)
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(221)	(88,360,441)	(94,972)	(65,557)	(29,415)
SPX Index	BofA Securities LLC	3,656.745	01/20/2023	(211)	(77,157,320)	(48,231)	(35,758)	(12,473)
SPX Index	MS & Co. Int. PLC	3,701.290	12/30/2022	(404)	(149,532,116)	(95,056)	(29,847)	(65,208)
SPX Index	MS & Co. Int. PLC	3,333.670	03/31/2023	(210)	(70,007,070)	(31,199)	(31,199)	—

Total written option contracts				(8,881)	$(723,033,107)	$(582,645)	$(344,089)	$(238,557)

TOTAL				(8,671)	$(723,033,107)	$(540,565)	$(302,009)	$(238,557)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.192%	03/07/2023	344,000	$344,000	$67,974	$19,475	$48,499
Written option contract
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	(344,000)	(344,000)	(67,974)	(16,700)	(51,274)

TOTAL				—	$—	$—	$2,775	$(2,775)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	96	$240,000	$12,000	$391,501	$(379,501)
Eurodollar Futures	97.750	03/13/2023	172	430,000	9,675	620,238	(610,563)
Eurodollar Futures	99.000	12/19/2022	384	960,000	2,400	546,824	(544,424)
Eurodollar Futures	98.750	12/19/2022	128	320,000	1,600	118,697	(117,097)
Eurodollar Futures	98.000	12/19/2022	46	115,000	1,150	114,532	(113,382)
Eurodollar Futures	97.500	06/17/2024	231	577,500	173,250	349,111	(175,861)
Eurodollar Futures	95.875	06/20/2023	71	177,500	51,919	202,577	(150,658)
Eurodollar Futures	95.875	09/18/2023	66	165,000	70,537	200,078	(129,541)
Eurodollar Futures	97.250	12/18/2023	102	255,000	50,362	133,561	(83,199)
Eurodollar Futures	97.500	03/18/2024	262	655,000	152,287	362,795	(210,508)
Eurodollar Futures	95.875	03/13/2023	44	110,000	17,050	131,477	(114,427)
Eurodollar Futures	95.125	03/18/2024	13	32,500	34,938	41,143	(6,205)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Eurodollar Futures	$95.125	06/17/2024	13	$ 32,500	$40,219	$47,480	$(7,261)
Eurodollar Futures	95.125	09/16/2024	13	32,500	44,769	52,680	(7,911)
Eurodollar Futures	95.000	09/18/2023	8	20,000	16,750	18,619	(1,868)
Eurodollar Futures	95.000	12/18/2023	10	25,000	24,188	28,898	(4,711)

TOTAL			$1,659	$4,147,500	$703,094	$3,360,211	$(2,657,117)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF — Exchange Traded Fund
SPDR — Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 87.1%
Dynamic(a) – 3.3%
1,936,832	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 24,675,249

Equity – 21.5%
7,055,993	Goldman Sachs International Equity Insights Fund - Class R6(a)	73,805,687
4,844,415	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6(a)	34,395,347
1,560,808	Goldman Sachs International Small Cap Insights Fund - Class R6(a)	15,077,410
1,307,835	Goldman Sachs Global Infrastructure Fund - Class R6(a)	14,726,222
525,981	Goldman Sachs Large Cap Value Insights Fund - Class R6(a)	10,204,026
845,189	Goldman Sachs Global Real Estate Securities Fund - Class R6(a)	7,209,459
164,235	Goldman Sachs Small Cap Equity Insights Fund - Class R6(a)	3,398,022
87,396	Goldman Sachs Large Cap Growth Insights Fund - Class R6(a)	2,207,628
9,851	Health Care Select Sector SPDR Fund	1,193,055
64,896	Goldman Sachs MLP & Energy Fund - Class R6(a)	652,205
8,409	Energy Select Sector SPDR Fund	605,616

		163,474,677

Exchange Traded Funds(a) – 40.8%
2,611,940	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	185,499,979
1,712,249	Goldman Sachs Access Investment Grade Corporate Bond ETF	74,003,402
1,017,634	Goldman Sachs ActiveBeta International Equity ETF	25,186,441
251,534	Goldman Sachs MarketBeta International Equity ETF	10,096,575
382,723	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9,885,697
133,725	Goldman Sachs MarketBeta Emerging Markets Equity ETF	4,880,962

		309,553,056

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 21.5%
10,083,969	Goldman Sachs Global Income Fund - Class R6	$108,906,870
4,215,408	Goldman Sachs Short Duration Bond Fund - Class R6	38,992,520
1,869,854	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	7,984,276
796,306	Goldman Sachs High Yield Floating Rate Fund - Class R6	6,888,047

		162,771,713

TOTAL UNDERLYING FUNDS – 87.1% (Cost $702,226,317)		$660,474,695

Shares	Dividend Rate	Value

Investment Company(a) – 10.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
83,013,921	2.911%	$ 83,013,921
(Cost $83,013,921)

TOTAL INVESTMENTS – 98.0% (Cost $785,240,238)		$743,488,616

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		15,244,288

NET ASSETS – 100.0%		$758,732,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,639,988	AUD	6,890,000	12/21/22	$226,124
	USD	6,855,038	CHF	6,670,000	12/21/22	36,026
	USD	1,584,975	DKK	11,760,000	12/21/22	24,324
	USD	21,038,829	EUR	21,000,000	12/21/22	320,413
	USD	9,155,553	GBP	7,970,000	12/21/22	245,092
	USD	1,912,974	HKD	14,990,000	12/21/22	650
	USD	305,008	ILS	1,040,000	12/21/22	11,196
	USD	13,106,022	JPY	1,875,000,000	12/21/22	25,391
	USD	428,839	NOK	4,300,000	12/21/22	33,106
	USD	132,664	NZD	220,000	12/21/22	9,481
	USD	2,361,807	SEK	25,275,000	12/21/22	71,786
	USD	739,424	SGD	1,040,000	12/21/22	14,476

TOTAL						$1,018,065

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	17	12/30/22	$3,491,641	$(58,173)
Euro Stoxx 50 Index	160	12/16/22	611,551	(51,847)
S&P 500 E-Mini Index	309	12/16/22	55,643,175	(7,234,836)

TOTAL FUTURES CONTRACTS				$(7,344,856)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
6M IRS		2.430%	01/26/2023	600,000	$600,000	$5,884	$5,130	$754
Written option contracts
Calls
6M IRS		1.930	01/26/2023	(600,000)	(600,000)	(1,268)	—	(1,268)
Puts
6M IRS		2.830	01/26/2023	(600,000)	(600,000)	(42,405)	—	(42,405)

Total written option contracts				(1,200,000)	$(1,200,000)	$(43,673)	$—	$(43,673)

TOTAL				(600,000)	$(600,000)	$(37,789)	$5,130	$(42,919)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SPX Index	MS & Co. Int. PLC	$3,623.550	12/30/2022	261	$94,574,655	$52,300	$52,300	$—
Written option contracts
Puts
SPX Index	Citibank NA	4,119.400	12/30/2022	(273)	(112,459,620)	(145,172)	(63,475)	(81,697)
XLV Index	Citibank NA	127.250	12/30/2022	(9,490)	(120,760,250)	(81,419)	(77,818)	(3,601)
SPX Index	Citibank NA	3,877.570	12/30/2022	(546)	(211,715,322)	(185,809)	(97,953)	(87,856)
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(288)	(115,148,448)	(123,765)	(85,432)	(38,333)
SPX Index	BofA Securities LLC	3,656.745	01/20/2023	(276)	(100,926,162)	(63,089)	(46,774)	(16,315)
SPX Index	MS & Co. Int. PLC	3,701.290	12/30/2022	(506)	(187,285,274)	(119,055)	(37,383)	(81,672)
SPX Index	MS & Co. Int. PLC	3,333.670	03/31/2023	(261)	(87,008,787)	(38,776)	(38,776)	—

Total written option contracts				(11,640)	$(935,303,863)	$(757,085)	$(447,611)	$(309,474)

TOTAL				(11,379)	$(935,303,863)	$(704,785)	$(395,311)	$(309,474)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
PUT EUR/CALL USD	MS & Co. Int. PLC	1.192%	03/07/2023	459,000	$459,000	$90,698	$25,986	$64,712
Written option contract
Puts
PUT EUR/CALL USD	MS & Co. Int. PLC	1.192	03/07/2023	(459,000)	(459,000)	(90,698)	(22,283)	(68,415)

TOTAL				—	$—	$—	$3,703	$(3,703)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	161	$402,500	$20,125	$656,580	$(636,455)
Eurodollar Futures	97.750	03/13/2023	285	712,500	16,031	1,030,250	(1,014,219)
Eurodollar Futures	99.000	12/19/2022	698	1,745,000	4,363	993,966	(989,603)
Eurodollar Futures	98.750	12/19/2022	209	522,500	2,613	193,810	(191,197)
Eurodollar Futures	98.000	12/19/2022	76	190,000	1,900	189,226	(187,326)
Eurodollar Futures	97.500	06/17/2024	422	1,055,000	316,500	638,517	(322,017)
Eurodollar Futures	95.875	06/20/2023	130	325,000	95,063	370,477	(275,414)
Eurodollar Futures	95.875	09/18/2023	122	305,000	130,387	369,508	(239,121)
Eurodollar Futures	97.250	12/18/2023	187	467,500	92,331	244,659	(152,328)
Eurodollar Futures	97.500	03/18/2024	478	1,195,000	277,837	662,621	(384,784)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Eurodollar Futures	$95.875	03/13/2023	81	$202,500	$31,388	$241,763	$(210,375)

TOTAL			$2,849	$7,122,500	$988,538	$5,591,377	$(4,602,839)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 83.8%
Dynamic(a) – 2.4%
1,353,982	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 17,249,722

Equity – 31.0%
9,837,175	Goldman Sachs International Equity Insights Fund - Class R6(a)	102,896,854
7,321,179	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6(a)	51,980,370
2,854,708	Goldman Sachs International Small Cap Insights Fund - Class R6(a)	27,576,477
1,198,067	Goldman Sachs Global Infrastructure Fund - Class R6(a)	13,490,234
662,427	Goldman Sachs Large Cap Value Insights Fund - Class R6(a)	12,851,090
817,260	Goldman Sachs Global Real Estate Securities Fund - Class R6(a)	6,971,232
152,468	Goldman Sachs Large Cap Growth Insights Fund - Class R6(a)	3,851,329
179,389	Goldman Sachs Small Cap Equity Insights Fund - Class R6(a)	3,711,558
6,405	Health Care Select Sector SPDR Fund	775,710
53,982	Goldman Sachs MLP & Energy Fund - Class R6(a)	542,515
5,631	Energy Select Sector SPDR Fund	405,545

		225,052,914

Exchange Traded Funds(a) – 44.2%
3,612,564	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	256,564,295
1,111,530	Goldman Sachs ActiveBeta International Equity ETF	27,510,367
274,742	Goldman Sachs MarketBeta International Equity ETF	11,028,144
418,037	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	10,797,854
206,474	Goldman Sachs Access Investment Grade Corporate Bond ETF	8,923,806

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds(a) – (continued)
146,063	Goldman Sachs MarketBeta
	Emerging Markets Equity ETF	$ 5,331,300

		320,155,766

Fixed Income(a) – 6.2%
3,989,145	Goldman Sachs Short Duration Bond Fund - Class R6	36,899,589
1,848,111	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	7,891,436

		44,791,025

TOTAL UNDERLYING FUNDS – 83.8% (Cost $634,215,531)		$607,249,427

Shares	Dividend Rate	Value

Investment Company(a) – 13.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
99,832,875	2.911%	$ 99,832,875
(Cost $99,832,875)

TOTAL INVESTMENTS – 97.6% (Cost $734,048,406)		$707,082,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		17,304,608

NET ASSETS – 100.0%		$724,386,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,370,613	AUD	6,490,000	12/21/22	$212,996
	USD	6,474,774	CHF	6,300,000	12/21/22	34,028
	USD	1,494,675	DKK	11,090,000	12/21/22	22,938
	USD	19,846,629	EUR	19,810,000	12/21/22	302,256
	USD	8,638,614	GBP	7,520,000	12/21/22	231,253
	USD	1,804,500	HKD	14,140,000	12/21/22	613
	USD	281,546	ILS	960,000	12/21/22	10,334
	USD	12,365,095	JPY	1,769,000,000	12/21/22	23,955
	USD	403,907	NOK	4,050,000	12/21/22	31,181
	USD	120,603	NZD	200,000	12/21/22	8,619
	USD	2,228,649	SEK	23,850,000	12/21/22	67,739
	USD	696,765	SGD	980,000	12/21/22	13,640

TOTAL						$959,552

FUTURES CONTRACTS — At September 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	366	12/20/22	$41,014,875	$(1,949,021)
2 Year U.S. Treasury Notes	12	12/30/22	2,464,688	(41,063)
Euro Stoxx 50 Index	119	12/16/22	454,841	(38,539)
S&P 500 E-Mini Index	320	12/16/22	57,624,000	(7,333,265)

TOTAL FUTURES CONTRACTS				$(9,361,888)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
12M IRS	MS & Co. Int. PLC	2.430%	01/26/2023	500,000	$500,000	$4,903	$4,275	$628

Written option contracts
Calls
12M IRS	MS & Co. Int. PLC	1.930	01/26/2023	(500,000)	(500,000)	(1,057)	—	(1,057)
Puts
12M IRS	MS & Co. Int. PLC	2.830	01/26/2023	(500,000)	(500,000)	(35,337)	—	(35,337)
Total written option contracts				(1,000,000)	$(1,000,000)	$(36,394)	$—	$(36,394)

TOTAL				(500,000)	$(500,000)	$(31,491)	$4,275	$(35,766)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SPX Index	MS & Co. Int. PLC	$3,623.550	12/30/2022	187	$67,760,385	$37,472	$37,472	$—
Written option contracts
Puts
SPX Index	Citibank NA	3,877.570	12/30/2022	(384)	(148,898,688)	(130,679)	(68,889)	(61,789)
XLV Index	Citibank NA	127.250	12/30/2022	(6,685)	(85,066,625)	(57,353)	(54,817)	(2,536)
SPX Index	Citibank NA	4,119.400	12/30/2022	(192)	(79,092,480)	(102,099)	(44,642)	(57,458)
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(201)	(80,364,021)	(86,378)	(59,625)	(26,753)
SPX Index	BofA Securities LLC	3,656.745	01/20/2023	(195)	(71,306,528)	(44,574)	(33,047)	(11,527)
SPX Index	MS & Co. Int. PLC	3,701.290	12/30/2022	(376)	(139,168,504)	(88,468)	(27,779)	(60,689)
SPX Index	MS & Co. Int. PLC	3,333.670	03/31/2023	(187)	(62,339,629)	(27,782)	(27,782)	—

Total written option contracts				(8,220)	$(666,236,475)	$(537,333)	$(316,581)	$(220,752)

TOTAL				(8,033)	$(666,236,475)	$(499,861)	$(279,109)	$(220,752)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
PUT EUR/CALL USD	MS & Co. Int. PLC	1.192%	03/07/2023	318,000	$318,000	$62,836	$18,003	$44,833
Written option contract
Puts
PUT EUR/CALL USD	MS & Co. Int. PLC	1.192	03/07/2023	(318,000)	(318,000)	(62,836)	(15,437)	(47,399)

TOTAL				—	$—	$—	$2,566	$(2,566)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	163	$407,500	$20,375	$664,736	$(644,361)
Eurodollar Futures	97.750	03/13/2023	310	775,000	17,438	1,102,302	(1,084,865)
Eurodollar Futures	99.000	12/19/2022	741	1,852,500	4,631	1,055,199	(1,050,568)
Eurodollar Futures	98.750	12/19/2022	243	607,500	3,038	225,339	(222,301)
Eurodollar Futures	98.000	12/19/2022	88	220,000	2,200	219,104	(216,904)
Eurodollar Futures	97.500	06/17/2024	487	1,217,500	365,250	732,705	(367,455)
Eurodollar Futures	95.875	06/20/2023	149	372,500	108,956	421,483	(312,527)
Eurodollar Futures	95.875	09/18/2023	140	350,000	149,625	421,375	(271,750)
Eurodollar Futures	97.250	12/18/2023	215	537,500	106,156	280,032	(173,875)
Eurodollar Futures	97.500	03/18/2024	551	1,377,500	320,269	758,841	(438,572)
Eurodollar Futures	95.875	03/13/2023	94	235,000	36,425	275,943	(239,518)
Eurodollar Futures	95.125	03/18/2024	14	35,000	37,625	44,307	(6,682)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Eurodollar Futures	$95.125	06/17/2024	14	$35,000	$43,313	$51,132	$(7,820)
Eurodollar Futures	95.125	09/16/2024	14	35,000	48,212	56,733	(8,520)
Eurodollar Futures	95.000	09/18/2023	9	22,500	18,844	20,946	(2,102)
Eurodollar Futures	95.000	12/18/2023	11	27,500	26,606	31,788	(5,182)

TOTAL			$3,243	$8,107,500	$1,308,963	$6,361,965	$(5,053,002)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK —Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF — Exchange Traded Fund
SPDR — Standard and Poor’s Depository Receipt

Abbreviations:
BofA Securities LLC — Bank of America Securities LLC
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.2%
Equity(a) – 59.9%
1,902,234	Goldman Sachs International Small Cap Insights Fund - Class R6	$18,375,585
1,488,766	Goldman Sachs Global Infrastructure Fund - Class R6	16,763,502
606,073	Goldman Sachs Global Real Estate Securities Fund - Class R6	5,169,803
234,265	Goldman Sachs Emerging Markets Equity Fund - Class R6	4,469,780
628,558	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	4,462,761
99,661	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	2,631,038

		51,872,469

Exchange Traded Funds(a) – 3.1%
105,925	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,736,032
Fixed Income(a) – 32.2%
1,101,148	Goldman Sachs Inflation Protected Securities Fund - Class R6	10,482,927
909,052	Goldman Sachs Emerging Markets Debt Fund - Class R6	7,781,484
843,718	Goldman Sachs High Yield Fund - Class R6	4,362,022
407,605	Goldman Sachs High Yield Floating Rate Fund - Class R6	3,525,786
398,518	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	1,701,670

		27,853,889

TOTAL UNDERLYING FUNDS – 95.2% (Cost $81,077,856)		$82,462,390

Shares	Dividend Rate	Value

Investment Company(a) – 3.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,104,692	2.911%	$ 3,104,692
(Cost $ 3,104,692)

TOTAL INVESTMENTS – 98.8% (Cost $ 84,182,548)		$85,567,082

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,022,378

NET ASSETS – 100.0%		$86,589,460

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$423,434,526	$—	$—
Investment Company	55,601,017	—	—

Total	$479,035,543	$—	$—

Derivative Type

Assets
Over-The-Counter Options On Equities Contracts	$—	$42,080	$—
Forward Foreign Currency Exchange Contracts(a)	—	624,332	—
Purchased Option Contracts	703,094	72,877	—

Total	$703,094	$739,289	$—

Liabilities
Over-The-Counter Options On Equities Contracts	$—	$(582,645)	$—
Futures Contracts(a)	(4,320,822)	—	—
Written Option Contracts	—	(104,368)	—

Total	$(4,320,822)	$(687,013)	$—

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$660,474,695	$—	$—
Investment Company	83,013,921	—	—

Total	$743,488,616	$—	$—

Derivative Type

Assets
Over-The-Counter Options On Equities Contracts(a)	$—	$52,300	$—
Forward Foreign Currency Exchange Contracts(a)	—	1,018,065	—
Purchased Option Contracts	988,538	96,582	—

Total	$988,538	$1,166,947	$—

Liabilities
Over-The-Counter Options On Equities Contracts(a)	$—	$(757,085)	$—
Futures Contracts(a)	(7,344,856)	—	—
Written Option Contracts	—	(134,371)	—

Total	$(7,344,856)	$(891,456)	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$607,249,427	$—	$—
Investment Company	99,832,875	—	—

Total	$707,082,302	$—	$—

Derivative Type

Assets
Over-The-Counter Options On Equities Contracts(a)	$—	$37,472	$—
Forward Foreign Currency Exchange Contracts(a)	—	959,552	—
Purchased Option Contracts	1,308,963	67,739	—

Total	$1,308,963	$1,064,763	$—

Liabilities
Over-The-Counter Options On Equities Contracts(a)	$—	$(537,333)	$—
Futures Contracts(a)	(9,361,888)	—	—
Written Option Contracts	—	(99,230)	—

Total	$(9,361,888)	$(636,563)	$—

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$82,462,390	$—	$—
Investment Company	3,104,692	—	—

Total	$85,567,082	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds . Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Losses

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk— A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.